CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	$ 14,219	$ 29,702
Intangible assets	103,095	138,345
Property, plant and equipment	487,196	501,396
Other financial assets	19,744	19,792
Deferred tax assets	6,580	8,760
Receivables from related parties	1,558	1,658
Other non-current assets	22,451	22,156
Total non-current assets	654,843	721,809
Current assets
Inventories	347,139	383,841
Trade receivables	188,816	220,330
Other receivables	83,103	89,913
Receivables from related parties		2,772
Current income tax assets	7,692	15,977
Other financial assets	5,569	2
Other current assets	52,014	186,477
Restricted cash and cash equivalents	298	1,179
Cash and cash equivalents	132,973	136,470
Total current assets	817,604	1,036,961
Total assets	1,472,447	1,758,770
Equity
Share capital	1,962	1,962
Share Premium	86,220	86,220
Treasury Shares	(14,360)	(11,932)
Reserves	890,346	812,594
Translation differences	(275,829)	(231,799)
Valuation adjustments	8,630	8,354
Result attributable to the Parent	23,538	82,662
Equity attributable to the Parent	720,507	748,061
Non-controlling interests	113,738	121,825
Total equity	834,245	869,886
Non-current liabilities
Deferred income	8,014	26,980
Provisions	24,384	19,970
Provisions for pensions	27,618	29,805
Bank borrowings	13,911	14,913
Lease liabilities	56,585	54,484
Debt instruments		149,015
Other financial liabilities	25,688	65,231
Deferred tax liabilities	19,629	32,582
Other non-current liabilities	13,759	1,902
Total non-current liabilities	189,588	394,882
Current liabilities
Provisions	83,132	122,757
Provisions for pensions	168	169
Bank borrowings	43,251	31,635
Lease liabilities	12,867	11,766
Debt instruments	10,135	5,765
Other financial liabilities	48,117	16,052
Payables to related parties	2,664	2,429
Trade payables	158,251	183,375
Income tax liabilities	10,623	8,351
Other current liabilities	79,406	111,703
Total current liabilities	448,614	494,002
Total equity and liabilities	$ 1,472,447	$ 1,758,770